Related Party Transactions - Schedule of Related Party Balances with Major Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Amounts due from related parties:
Amounts due from related parties	¥ 334,510	$ 48,652	¥ 9,979
Amounts due to related parties:
Amounts due to related parties	1,973,760	287,072	130,099
Baidu
Amounts due from related parties:
Amounts due from related parties	102,960	14,975	9,979
Amounts due to related parties:
Amounts due to related parties	421,942	61,369	77,628
Baidu | Loans
Amounts due to related parties:
Amounts due to related parties	700,000	101,811	50,000
Others
Amounts due from related parties:
Amounts due from related parties	127,570	18,554	0
Amounts due to related parties:
Amounts due to related parties	125,663	18,277	2,471
Others | Loans
Amounts due from related parties:
Amounts due from related parties	103,980	15,123	0
Equity Investee | Deferred Revenue
Amounts due to related parties:
Amounts due to related parties	¥ 726,155	$ 105,615	¥ 0